Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Future Minimum Lease Payments

The following table presents the future minimum lease payments that the Company expects to make under its operating leases as of March 31, 2024 (Successor):

Year	Future Minimum Lease Payments
2024	$379
2025	517
2026	531
2027	544
2028	511
2029 and thereafter	—
Total	$2,482
The following table presents the future minimum lease payments that the Company expects to make under its operating leases:
Year	Future Minimum Lease Payments
2024	$504
2025	517
2026	531
2027	545
2028	512
2029 and thereafter	—
Total	$2,608